Revenue and segment information (Geographical information (Under IFRS)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical information (Under IFRS) [line items]
External revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	169,446,338	174,009,401	169,550,624
Non-current assets (excluding financial assets and deferred income tax assets)	370,041,207	352,240,283
Total [member]
Geographical information (Under IFRS) [line items]
External revenue	169,446,338	174,009,401	169,550,624
PRC | External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	154,348,665	155,873,940	157,547,764
Non-current assets (excluding financial assets and deferred income tax assets)	346,766,179	327,410,156
Overseas [member] | External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	15,097,673	18,135,461	¥ 12,002,860
Non-current assets (excluding financial assets and deferred income tax assets)	¥ 23,275,028	¥ 24,830,127